Taxation - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Corporate tax	$ 15,676	$ 2,208	$ 805
Prior year adjustments	(1,652)	(50)	132
Total current tax	14,024	2,158	937
Total deferred tax	(12,862)		(767)
Income tax expense	$ 1,162	$ 2,158	$ 170